SHARE-BASED COMPENSATION	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION

NOTE 15. SHARE-BASED COMPENSATION

In 2022, the Company granted restricted stock units to its Chief Executive Officer and Chief Financial Officer. On April 26, 2023, the Company terminated its employment contract with the Company's then Chief Executive Officer resulting in the forfeiture of 2,277,848 restricted stock units. The remaining non-vested shares of 466,666 units as of June 30, 2023 are expected to vest in the future. Total unrecognized share-based compensation expense from the remaining unvested restricted stock as of June 30, 2023 was approximately $1,390,667 and is expected to be recognized over 30 months. The Company recognized share-based compensation expense related to restricted stock grants of $560,861 and $1,965,311 for the three and six months ended June 30, 2023. The following table summarizes non-vested restricted stock and the related activity as of June 30, 2023:

	Shares	Weighted Average Grant Date Fair Value
Non-vested at January 1, 2023	3,152,033	4.95
Vested	407,519	4.82
Forfeited	2,277,848	5.37
Non-vested at June 30, 2023	466,666	2.98

NOTE 16. SHARE-BASED COMPENSATION

On September 21, 2022, the Company’s Board of Directors appointed Jeffrey Max as the Company’s new Chief Executive Officer and granted an inducement grant of restricted stock units (“RSUs”) for an aggregate of 3,534,591 shares of Ascent’s common stock. 20% of the RSUs are fully vested upon grant. The remaining 80% of the RSUs vests in equal monthly increments over the next 36 months. Any outstanding and unvested RSUs will accelerate and fully vest upon the earlier of (i) a change of control and (ii) the termination of Mr. Max’s employment for any reason other than (x) by the Company for cause or (y) by Mr. Max without good reason. The estimated fair value of the restricted stock unit is $5.37, the closing price at grant date. The RSUs will settle in eight equal increments on the last business day of each calendar quarter beginning with the initial settlement date of September 30, 2024.

On December 12, 2022, the Company’s Board of Directors appointed Paul Warley as the Company’s new Chief Financial Officer and granted him an inducement grant of RSUs for an aggregate of 700,000 shares of Ascent’s common stock. 20% of the RSUs are fully vested upon grant. The remaining 80% of the RSUs vests in equal monthly increments over the next 36 months. Any outstanding and unvested RSUs will accelerate and fully vest upon the earlier of (i) a change of control and (ii) the termination of Mr. Warley’s employment for any reason other than (x) by the Company for cause or (y) by Mr. Warley without good reason. The estimated fair value of the restricted stock unit is $2.98, the closing price at grant date. The RSUs will settle in eight equal increments on the last business day of each calendar quarter beginning with the initial settlement date of December 31, 2024.

The Company recognized share-based compensation expense related to restricted stock grants of $5,478,734 for the year ended December 31, 2022.

Total unrecognized share-based compensation expense from unvested restricted stock as of December 31, 2022 was approximately $15,588,000 is expected to be recognized over a weighted average period of approximately 33.5 months. As of December 31, 2022, 3,152,033 shares were expected to vest in the future. The following table summarizes non-vested restricted stock and the related activity as of and for the year ended December 31, 2022:

	Shares	Weighted Average Grant Date Fair Value
Non-vested at January 1, 2022	—	$—
Granted	4,234,591	4.97
Vested	(1,082,558)	5.06
Non-vested at December 31, 2022	3,152,033	$4.95